Corporate, Administration and Other Expenditure (Tables)	12 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Corporate, administration and other expenditure [Table Text Block]

	SA Rand
Figures in million	2024	2023	2022
Professional and legal fees	92	87	61
Compliance and assurance costs	75	63	62
Corporate business development	38	20	39
Corporate office expenditure[1]	1 007	847	797
Other corporate and administration expenses	82	27	25
Total corporate, administration and other expenditure	1 294	1 044	984
[1] The increase year on year is mainly due to annual inflationary increases and higher annual incentives.